Supplemental Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2022
Statement of cash flows, additional disclosures [Abstract]
Changes in Non-Cash Working Capital
The changes in non-cash working capital are as follows:

	Year ended Jun 30,
	2022	2021
	$	$
Accounts receivable	18,764	7,371
Biological assets	(78,000)	(49,249)
Inventory	99,068	57,700
Prepaid and other current assets	2,675	2,277
Accounts payable and accrued liabilities	3,634	(28,294)
Income taxes payable	331	13
Deferred revenue	(319)	214
Provisions	2,213	(556)
Other current liabilities	1,584	10,921
Changes in operating assets and liabilities	49,950	397

Supplementary Cash Flow Information
Additional supplementary cash flow information is as follows:

	Year ended Jun 30,
	2022	2021
	$	$
Property, plant and equipment in accounts payable	910	1,721
Right-of-use asset additions	1,340	2,445
Capitalized borrowing costs	—	2,136
Amortization of prepaids	33,511	32,120
Interest paid	27,725	34,157
Interest received	379	2,198